Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from Operating Activities:
Net loss	$ (20,301)	$ (43,884)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	5,483	0
Depreciation	894	529
Stock-based compensation	26,499	21,801
Stock issued for services	0	354
Change in fair value of derivative liabilities	(33,921)	0
Amortization of debt discount	9,346	3,056
Amortization of debt discount, related party	0	95
Amortization of debt issue costs	0	10
Loss on foreign currency exchange	60	363
Loss on impairment	797	18,116
Net loss (gain) from investments	789	(3,330)
Other expense, net	2,482	1,126
Change in deferred income taxes	(1,788)	(4,254)
Changes in working capital requirements:
Accounts receivable	773	4,345
Deposits, prepaids and other current assets	(916)	1,478
Other assets / liabilities	(47)	183
Contract assets	(1,278)	(2,222)
Accounts payable	(9,411)	(4,198)
Other current liabilities	2,445	1,123
Contract liabilities	6,724	4,746
Other comprehensive income	0	(93)
Net cash (used in) operating activities	(11,370)	(2,908)
Cash flows from Investing Activities:
Acquisition of property, plant and equipment	(239)	(1,355)
Disposal of fixed assets	0	910
Sale of intellectual property	179	0
Purchase of marketable securities	(55,983)	(67,440)
Sale of marketable securities	57,980	66,681
Purchase of non-marketable securities	0	(100)
Acquisition of ANS	(363)	(12,948)
Acquisition of BW	(2,459)	(13,500)
Acquisition of EV Depot	(1,231)	0
Cash acquired in acquisitions	104	2,785
Net cash (used in) investing activities	(2,012)	(24,967)
Cash flows from Financing Activities:
Cash receipts from issuance of notes payable	0	23,333
Cash receipts from issuance of convertible notes payable	0	5,000
Proceeds from sale of common stock	10,000	0
Proceeds from sale of Series C preferred stock	10,845	6,667
Proceeds from exercise of warrants	1,122	0
Proceeds from exercise of stock options	363	0
Draws from revolving line of credit	28,850	11,297
Payments on revolving line of credit	(25,724)	(11,184)
Employee taxes paid for stock-based compensation	434	0
Cash paid for contingent liability	0	(61)
Payment on financing lease	(167)	(133)
Payment of dividends on preferred stock	(1,177)	0
Redemption of Series B preferred stock	(685)	0
Net cash (used in) provided by financing activities	22,993	34,919
Effect of foreign exchange rate changes	(126)	(435)
Net Increase in Cash, Cash Equivalents and Restricted Cash	9,485	6,609
Cash, Cash Equivalents, and Restricted Cash, Beginning of Period	18,238	11,629
Cash, Cash Equivalents, and Restricted Cash, End of Period	27,723	18,238
Cash paid for interest expense	2,695	965
Cash paid for income taxes	786	0
Non-cash investing and financing activities:
Issuance of Series B Preferred Stock for acquisition	0	6,850
Issuance of common stock for acquisition	17,530	0
Debt discount associated with promissory notes	$ 0	$ 7,717